Contingent Liabilities	12 Months Ended
Dec. 31, 2012
Contingent Liabilities
21.	CONTINGENT LIABILITIES

World Gold Council

Gold Fields is a member of the World Gold Council. In terms of the membership agreement, all members are responsible for certain costs, including ongoing costs on a three year rolling basis, winding up costs, if applicable, and various other contingent liabilities. Apportionment of liabilities, should they arise, is done proportionate to the member’s production relative to the total production of all members. To date, no claims have been made on Gold Fields.

Occupational health care services

The Group provides occupational health care services to its employees through its existing facilities at the various operations. There is a risk that the cost of providing such services could increase in the future depending upon changes in the nature of underlying legislation and the profile of employees. Any such increased cost has not yet been quantified. The Group is monitoring developments in this regard.

The principal health risks associated with Gold Fields’ mining operations in South Africa arise from occupational exposure to silica dust, noise, heat and certain hazardous chemicals. The most significant occupational diseases affecting Gold Fields’s workforce include lung diseases (such as silicosis, tuberculosis, a combination of the two and chronic obstructive airways disease (“COAD”) as well as noise induced hearing loss (“NIHL”). The Occupational Diseases in Mines and Works Act, 78 of 1973, or ODMWA, governs the compensation paid to mining employees who contract certain illnesses, such as silicosis. Recently, the South African Constitutional Court ruled that a claim for compensation under ODMWA does not prevent an employee from seeking compensation from its employer in a civil action under common law (either as individuals or as a class). While issues, such as negligence and causation, need to be proved on a case by case basis, it is possible that such ruling could expose Gold Fields to claims related to occupational hazards and diseases (including silicosis), which may be in the form of a class or similar group action. If Gold Fields were to face a significant number of such claims and the claims were suitably established against it, the payment of compensation for the claims could have a material adverse effect on Gold Fields’s results of operations and financial condition. In addition, Gold Fields may incur significant additional costs arising out of these issues, including costs relating to the payment of fees, levies or other contributions in respect of compensatory or other funds established (if any) and expenditures arising out of its efforts to resolve any outstanding claims or other potential action.

On August 21, 2012, a court application was served on a group of respondents that included Gold Fields (the “August Respondents”). On December 21, 2012, a further court application was issued and was formally served on a number of respondents, including Gold Fields, (the “December Respondents” and, together with the August Respondents, the “Respondents”) on January 10, 2013, on behalf of classes of mine workers, former mine workers and their dependents who were previously employed by, or who are currently employed by, amongst others, Gold Fields and who allegedly contracted silicosis and/or other occupational lung diseases (the “Classes”). The court application of August 21, 2012 and the court application of December 21, 2012 are together referred to below as the “Applications”.

These Applications request that the court certify a class action to be instituted by the applicants on behalf of the Classes. The Applications are the first and preliminary steps in a process where, if the court were to certify the class action, the applicants may, in a second stage, bring an action wherein they will attempt to hold the Respondents liable for silicosis and other occupational lung diseases and resultant consequences. In the second stage, the Applications contemplate addressing what the applicants describe as common legal and factual issues regarding the claim arising from the allegations of the entire Classes. If the applicants are successful in the second stage, they envisage that individual members of the Classes could later submit individual claims for damages against the respective Respondents. The Applications do not identify the number of claims that may be instituted against the Respondents or the quantum of damages the applicants may seek.

With respect to the Applications, Gold Fields has filed notices of its intention to oppose both the Applications and has instructed its attorneys to defend the claims. Gold Fields and its attorneys are engaging with the applicants’ attorneys in both Applications to try to establish a court-sanctioned process to agree the timelines, (including the date by which Gold Fields must file its papers opposing the Applications) and the possible consolidation of the separate applications. At this stage, Gold Fields cannot quantify its potential liability from these actions.

Randgold and Exploration summons

On August 21, 2008, Gold Fields Operations Limited, formerly known as Western Areas Limited, or WAL, a subsidiary of Gold Fields Limited, received a summons from Randgold and Exploration Company Limited, or R&E and African Strategic Investment Holdings Limited. The summons claims that, during the period that WAL was under the control of Brett Kebble, Roger Kebble and others, WAL assisted in the unlawful disposal of shares owned by R&E in Randgold Resources Limited, or Resources and Afrikander Lease Limited, now known as Uranium One. WAL’s assessment remains that it has sustainable defences to these claims and, accordingly, WAL’s attorneys have been instructed to vigorously defend the claims. The claims have been computed in various ways. The highest claims have been computed on the basis of the highest prices of Resources and Uranium One between the dates of the alleged unlawful acts and March 2008 (between R11 billion and R12 billion). The alternative claims have been computed on the basis of the actual amounts allegedly received by WAL to fund its operations (approximately R519 million). The claims lie only against WAL, which holds a 50% stake in the South Deep Mine. This alleged liability is historic and relates to a period of time prior to Gold Fields purchasing the company.

Acid mine drainage

Gold Fields has identified incidence of, and a risk of short-term and long term Acid Mine Drainage (“AMD”), on certain of its operations. AMD relates to the acidification and contamination of naturally occurring water resources by pyrite-bearing ore contained in underground mines and in rock dumps, tailings dams and pits on the surface. Gold Fields has not been able to reliably determine the financial impact that AMD might have on the Group, however, Gold Fields has adopted a proactive approach by initiating projects, such as Liquid Gold (long-term water management strategy), and the identification of mine rehabilitation options that focus on AMD risk management. Gold Fields also conducts acid base accounting to obtain a more detailed understanding of where the key potential AMD risks are located at identified operations, thereby better informing appropriate long term mitigation strategies.